Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt [Abstract]
Schedule of Outstanding Debt
The Company’s outstanding debt is as follows:

December 31,
(In millions of dollars)	2012	2011
Short-term:
Current portion of long-term debt	$260	$260
Long-term:
Senior notes – 6.25% due 2012 (5.1% effective interest rate)	$—	$250
Senior notes – 4.850% due 2013	250	251
Senior notes – 5.875% due 2033	296	296
Senior notes – 5.375% due 2014	326	326
Senior notes – 5.75% due 2015	479	479
Senior notes – 2.30% due 2017	249	—
Senior notes – 9.25% due 2019	398	398
Senior notes – 4.80% due 2021	497	496
Mortgage – 5.70% due 2035	422	431
Other	1	1
	2,918	2,928
Less current portion	260	260
	$2,658	$2,668

Gain Or Loss On The Hedged Item And Offsetting Gain Or Loss On Interest Rate Swaps
The gain or loss on the hedged item (fixed rate debt) and the offsetting gain or (loss) on the interest rate swaps for the periods ended December 31, 2012 and December 31, 2011 is as follows:

	2012			2011
Income statement classification (In millions of dollars)	Loss on Swaps	Gain on Notes	Net Income Effect	Gain on Swaps	Loss on Notes	Net Income Effect
Other Operating Expenses	$(1)	$1	$—	$7	$(7)	$—

Estimated Fair Value Of Significant Financial Instruments
The fair value amounts shown below are not necessarily indicative of the amounts that the Company would realize upon disposition, nor do they indicate the Company’s intent or need to dispose of the financial instrument.

	December 31, 2012		December 31, 2011
(In millions of dollars)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Short-term debt	$260	$261	$260	$261
Long-term debt	$2,658	$2,986	$2,668	$2,958